Segment Information - Components of Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Total revenues	$ 44,755	$ 3,129
Membership Subscription [Member]
Revenue from External Customer [Line Items]
Total revenues	29,756	2,808	0
Mobile Games [Member]
Revenue from External Customer [Line Items]
Total revenues	11,237	92	0
Other Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 3,762	$ 229